Provisions and Other Liabilities - Total Expense for Pensions and Other Post-employment Benefits Allocated between Income Statement (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [Line Items]
Cost of sales	[1]	€ 11,611	€ 10,702	€ 10,919	[2]
Research and development expenses	[1]	5,472	5,172	5,082	[2]
Selling and general expenses	[1]	10,058	9,486	9,382	[2]
Restructuring costs	[1]	731	879	795	[2]
Financial expenses	[1]	420	924	559	[2]
Pensions and Other Post-employment Benefits [Member]
Disclosure of defined benefit plans [Line Items]
Cost of sales		63	60	73
Research and development expenses		48	48	58
Selling and general expenses		95	113	132
Restructuring costs		45	(51)	(13)
Financial expenses		87	108	108
Expense recognized directly in profit or loss		€ 338	€ 278	€ 358

[1]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.
[2]	Following a change in accounting presentation in 2016, VaxServe sales of non-Sanofi products are included in Other revenues. The presentation of 2015 Net sales and Other revenues has been amended accordingly (see Note B.13.).